INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Intangible assets
Intangible assets	$ 57,781,483	$ 35,333,464
Soybean HB4 and breeding program
Intangible assets
Intangible assets	26,223,085	7,345,923
Ecoseed integrated products
Intangible assets
Intangible assets	2,304,492	2,296,955
Microbiology product
Intangible assets
Intangible assets	3,213,113	2,503,631
Trademarks and patents
Intangible assets
Intangible assets	6,116,684	6,374,782
Software
Intangible assets
Intangible assets	1,177,026	686,965
Customer loyalty
Intangible assets
Intangible assets	15,815,384	$ 16,125,208
GLA/ARA safflower
Intangible assets
Intangible assets	$ 2,931,699